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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2006
                                              ----------------------------------
Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Invus Public Equities Advisors, L.L.C.
           --------------------------------------
Address:   135 East 57th Street
           --------------------------------------
           30th Floor
           --------------------------------------
           New York, New York 10022
           --------------------------------------


Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Raymond Debbane
       -------------------------
Title: President
       -------------------------
Phone: (212) 317-7520
       -------------------------

Signature, Place, and Date of Signing:

     /s/ Raymond Debbane             New York, New York         May 12, 2006
 ----------------------------     -------------------------   ----------------
          [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                          ------------------------

Form 13F Information Table Entry Total:              50
                                          ------------------------

Form 13F Information Table Value Total:          $493,595
                                          ------------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.             Form 13F File Number              Name

                     28-                               NONE
  -------              ------------------              -----------------

  [Repeat as necessary.]

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                                       FORM 13F INFORMATION TABLE
                                      PERIOD ENDING MARCH 31, 2006

          COLUMN 1            COLUMN 2            COLUMN 3      COLUMN 4             COLUMN 5
          --------            --------             --------     --------             --------
                               TITLE                              VALUE       SHRS OR     SH/   PUT/
      NAME OF ISSUER          OR CLASS              CUSIP       (x $1,000)    PRN AMT     PRN   CALL


ANTIGENICS INC DEL             NOTE               037032AC3      $1,165       2,290,000   PRN
ARCHER DANIELS MIDLAND CO      COM                039483902      $3,365       100,000           CALL
ALEXION PHARMACEUTICALS INC    COM                015351109      $31,347      885,000     SH
ALLEGHANY CORP DEL             COM                017175100      $579         2,000       SH
APOLLO GROUP INC               CL A               037604105      $3,938       75,000      SH
AVI BIOPHARMA INC              COM                002346104      $11,385      1,500,000   SH
AVI BIOPHARMA INC              COM                002346904      $3,283       432,500           CALL
BANK OF AMERICA CORP           COM                060505904      $4,554       100,000           CALL
BEARINGPOINT INC               COM                074002106      $15,027      1,770,000   SH
BIOVERIS CORP                  COM                090676107      $196         50,000      SH
CARDINAL HEALTH INC            COM                14149Y108      $1,863       25,000      SH
CAREER EDUCATION CORP          COM                141665109      $1,887       50,000      SH
CHEMTURA CORP                  COM                163893100      $884         75,000      SH
CHILDRENS PL RETAIL STORES I   COM                168905107      $869         15,000      SH
CKX INC                        COM                12562M106      $301         23,000      SH
COMCAST CORP NEW               CL A               20030N101      $1,962       75,000      SH
CORINTHIAN COLLEGES INC        COM                218868107      $22,680      1,575,000   SH
CURIS INC                      COM                231269101      $24          10,000      SH
DELL INC                       COM                24702R901      $2,976       100,000           CALL
ELAN PLC                       ADR                284131208      $143,678     9,950,000   SH
ELAN PLC                       ADR                284131908      $7,220       500,000           CALL
ELAN PLC                       ADR                284131908      $14,440      1,000,000         CALL
ENDOLOGICS INC                 COM                29266S106      $475         100,000     SH
HEALTH MGMT ASSOC INC          CL A               421933102      $46,915      2,175,000   SH
HELEN OF TROY CORP LTD         COM                G4388N106      $1,060       50,000      SH
HERBALIFE LTD                  COM USD SHS        G4412G101      $3,377       100,000     SH
INTEROIL                       COM                460951106      $164         12,500      SH
JARDEN CORP                    COM                471109108      $33,836      1,030,000   SH
JUNIPER NETWORKS INC           COM                48203R104      $956         50,000      SH
LAS VEGAS SANDS CORP           COM                517834107      $1,417       25,000      SH
LEAPFROG ENTERPRISES INC       CL A               52186N106      $8,762       825,000     SH
LEXICON GENETICS INC           COM                528872104      $25,967      4,687,200   SH
LIBERTY MEDIA CORP             COM SER A          530718105      $821         100,000     SH
NEUSTAR INC                    CL A               64126X201      $775         25,000      SH
NEWS CORP                      CL A               65248E104      $1,661       100,000     SH
NITROMED INC                   COM                654798503      $41,908      4,989,024   SH
NTL INC DEL                    COM                62940M104      $4,367       150,000     SH
NU SKIN ENTERPRISES INC        CL A               67018T105      $10,518      600,000     SH
OFFICE DEPOT INC               COM                676220106      $18,620      500,000     SH
PALATIN TECHNOLOGIES INC       COM                696077304      $1,638       600,000     SH
PLATEX PRODS INC               COM                72813P100      $524         50,000      SH
PRIMUS TELECOMMUNICATIONS GR   COM                741929103      $539         700,000     SH
ROYCE FOCUS TR                 COM                78080N108      $452         40,509      SH
SOLECTRON CORP                 COM                834182107      $400         100,000     SH
SPECTRUM BRANDS INC            COM                84762L105      $1,086       50,000      SH
SYMANTEC CORP                  COM                871503108      $1,262       75,000      SH
TAKE-TWO                       COM                874054109      $2,333       125,000     SH
TYCO INTL LTD NEW              COM                902124906      $5,376       200,000           CALL
WYNN RESORTS LTD               COM                983134107      $1,537       20,000      SH
YAHOO INC                      COM                984332906      $3,226       100,000           CALL


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